UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23391

Capital Group Central Fund Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Brian C. Janssen

Capital Group Central Fund Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Cash FundSM Semi-annual report for the six months ended April 30, 2022

Seeking to generate
income while
preserving capital
and maintaining
liquidity

Capital Group Central Cash Fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV). This fund currently manages cash balances for (a) other funds, investment vehicles and accounts advised by the fund’s investment adviser and its affiliates and (b) the fund’s investment adviser and its affiliates.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell your shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Here are the average annual total returns on a $1,000 investment for the period ended March 31, 2022 (the most recent calendar quarter-end):

	1 year	3 years	Lifetime (since 2/22/19)

Class M shares	0.07%	0.78%	0.83%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class M shares as of April 30, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.47%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund’s registration statement and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital Group Central Cash Fund for the periods ended April 30, 2022, are shown in the table below, as well as results of the fund’s primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/cmqxx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

11	Financial statements

13	Notes to financial statements

18	Financial highlights

Results at a glance

For periods ended April 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime (since 2/22/19)

Capital Group Central Cash Fund (Class M shares)	0.09%	0.09%	0.72%	0.82%
3-month U.S. Treasury bill	0.16	0.18	0.63	0.79
Lipper Institutional Money Market Funds Average[1]	0.01	0.02	0.57	0.67

[1]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Results for the Lipper averages do not reflect sales charges. Lipper categories are dynamic, and averages may have few funds, especially over the fund’s lifetime. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update at capitalgroup.com.

Capital Group Central Cash Fund	1

Investment portfolio April 30, 2022	unaudited

Percent of net assets
Short-term securities:
U.S. Treasury bills	35.51%
Commercial paper	31.07
Repurchase agreements	17.07
Federal agency bills & notes	14.64
Certificates of deposit	.07
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	1.29
Other assets less liabilities	.35
100.00%

Short-term securities 98.36%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 35.51%
U.S. Treasury 5/3/2022	0.149%	USD	2,385,000	$2,384,993
U.S. Treasury 5/5/2022	0.185		1,861,900	1,861,869
U.S. Treasury 5/10/2022	0.191		2,161,400	2,161,328
U.S. Treasury 5/12/2022	0.204		2,811,900	2,811,830
U.S. Treasury 5/17/2022	0.229		3,059,900	3,059,620
U.S. Treasury 5/19/2022	0.241		2,060,300	2,060,066
U.S. Treasury 5/24/2022	0.283		3,739,400	3,738,486
U.S. Treasury 5/26/2022	0.304		3,186,800	3,186,056
U.S. Treasury 5/31/2022	0.352		3,722,300	3,721,251
U.S. Treasury 6/2/2022	0.309		1,800,000	1,799,473
U.S. Treasury 6/7/2022	0.379		1,715,130	1,714,474
U.S. Treasury 6/9/2022	0.374		1,246,000	1,245,421
U.S. Treasury 6/14/2022	0.418		2,950,000	2,948,483
U.S. Treasury 6/16/2022	0.378		1,270,000	1,269,286
U.S. Treasury 6/21/2022	0.444		2,863,450	2,861,379
U.S. Treasury 6/23/2022	0.493		2,300,000	2,298,007
U.S. Treasury 6/28/2022	0.543		150,000	149,848
U.S. Treasury 6/30/2022	0.544		1,150,000	1,148,662
U.S. Treasury 7/5/2022	0.510		700,000	699,134
U.S. Treasury 7/7/2022	0.672		1,600,000	1,597,815
U.S. Treasury 7/12/2022	0.536		300,000	299,558
U.S. Treasury 7/14/2022	0.708		1,550,000	1,547,517
U.S. Treasury 7/19/2022	0.671		600,000	598,954
U.S. Treasury 7/21/2022	0.818		2,200,000	2,195,991
U.S. Treasury 7/26/2022	0.678		300,000	299,418
U.S. Treasury 7/28/2022	0.861		350,000	349,306
U.S. Treasury 8/2/2022	0.882		2,328,800	2,323,297
U.S. Treasury 8/4/2022	0.855		700,000	698,337
U.S. Treasury 8/9/2022	0.943		590,000	588,468
U.S. Treasury 8/11/2022	0.700		1,050,000	1,047,113
U.S. Treasury 8/23/2022	1.025		1,050,000	1,046,565
U.S. Treasury 8/25/2022	0.622		600,000	597,968
U.S. Treasury 9/22/2022	0.901		500,000	497,815
				54,807,788

Commercial paper 31.07%
Amazon.com, Inc. 5/11/2022[1]	0.385		50,000	49,992
Amazon.com, Inc. 5/13/2022[1]	0.380		50,000	49,990
Amazon.com, Inc. 5/31/2022[1]	0.400		50,000	49,972
Amazon.com, Inc. 6/6/2022[1]	0.460		50,000	49,968
Amazon.com, Inc. 6/10/2022[1]	0.500		75,000	74,948
Amazon.com, Inc. 6/13/2022[1]	0.480		75,000	74,945
Amazon.com, Inc. 6/14/2022[1]	0.620		150,000	149,887
Amazon.com, Inc. 6/15/2022[1]	0.600		80,000	79,938

Capital Group Central Cash Fund	2

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Amazon.com, Inc. 7/6/2022[1]	0.650%	USD	50,000	$49,937
Amazon.com, Inc. 7/8/2022[1]	0.663		150,000	149,802
Amazon.com, Inc. 7/11/2022[1]	0.670		100,000	99,858
Amazon.com, Inc. 7/12/2022[1]	0.800		50,000	49,927
Amazon.com, Inc. 7/13/2022[1]	0.800		50,000	49,926
Amazon.com, Inc. 7/14/2022[1]	0.800		46,500	46,429
Amazon.com, Inc. 8/1/2022[1]	0.900		50,000	49,887
Amazon.com, Inc. 8/3/2022[1]	0.929		120,000	119,715
Amazon.com, Inc. 8/5/2022[1]	0.950		50,000	49,876
ANZ New Zealand (International), Ltd. 6/30/2022[1]	0.920		150,000	149,737
ANZ New Zealand (International), Ltd. 7/5/2022[1]	0.870		200,000	199,610
ANZ New Zealand (International), Ltd. 7/11/2022[1]	0.940		200,000	199,559
Apple, Inc. 5/2/2022[1]	0.340		75,000	74,998
Apple, Inc. 5/3/2022[1]	0.380		191,166	191,159
Apple, Inc. 5/4/2022[1]	0.380		20,000	19,999
Apple, Inc. 5/5/2022[1]	0.340		95,000	94,994
Apple, Inc. 5/9/2022[1]	0.380		100,000	99,988
Apple, Inc. 5/11/2022[1]	0.380		90,000	89,987
Apple, Inc. 5/12/2022[1]	0.387		95,000	94,984
Apple, Inc. 5/18/2022[1]	0.400		100,000	99,972
Apple, Inc. 6/2/2022[1]	0.560		150,000	149,911
Apple, Inc. 6/15/2022[1]	0.660		40,000	39,963
Apple, Inc. 8/1/2022[1]	1.000		183,500	183,046
Army and Air Force Exchange Service 5/11/2022[1]	0.450		37,000	36,994
Atlantic Asset Securitization, LLC 5/17/2022[1]	0.534		50,000	49,984
Atlantic Asset Securitization, LLC 5/31/2022[1]	0.730		89,000	88,942
Australia & New Zealand Banking Group, Ltd. 5/4/2022[1]	0.346		100,000	99,995
Australia & New Zealand Banking Group, Ltd. 5/6/2022[1]	0.400		40,000	39,997
Australia & New Zealand Banking Group, Ltd. 5/9/2022[1]	0.346		100,000	99,988
Australia & New Zealand Banking Group, Ltd. 6/15/2022[1]	0.600		140,000	139,841
Australia & New Zealand Banking Group, Ltd. 6/23/2022[1]	0.860		48,500	48,429
Australia & New Zealand Banking Group, Ltd. 7/8/2022[1]	0.900		100,000	99,792
Australia & New Zealand Banking Group, Ltd. 7/11/2022[1]	0.936		375,000	374,173
Australia & New Zealand Banking Group, Ltd. 7/18/2022[1]	1.000		50,000	49,874
Australia & New Zealand Banking Group, Ltd. 7/19/2022[1]	0.974		50,000	49,872
Australia & New Zealand Banking Group, Ltd. 7/20/2022[1]	1.058		50,000	49,870
Australia & New Zealand Banking Group, Ltd. 8/26/2022[1]	1.408		60,000	59,729
Bank of Montreal 6/15/2022[1]	0.620		66,300	66,228
Bank of Montreal 7/8/2022[1]	0.900		300,000	299,431
Bank of Montreal 7/13/2022[1]	0.900		125,000	124,738
Bank of Montreal 7/18/2022	0.950		350,000	349,195
Bank of Montreal 7/20/2022	0.950		300,000	299,284
Bank of Montreal 7/20/2022[1]	0.950		75,000	74,821
Bank of Montreal 7/29/2022[1]	1.000		300,000	299,161
Bank of Montreal 8/22/2022	1.320		100,000	99,565
Banque et Caisse d’Epargne de L’Etat 6/1/2022	0.200		50,000	49,966
Banque et Caisse d’Epargne de L’Etat 7/13/2022	0.950		70,000	69,848
Banque et Caisse d’Epargne de L’Etat 7/15/2022	0.940		50,000	49,887
Banque et Caisse d’Epargne de L’Etat 7/20/2022	0.990		75,000	74,812
Banque et Caisse d’Epargne de L’Etat 8/9/2022	1.120		75,000	74,730
BNG Bank NV 5/2/2022[1]	0.300		140,000	139,996
BNG Bank NV 5/3/2022[1]	0.404		200,000	199,992
BNG Bank NV 5/23/2022[1]	0.601		150,000	149,932
BNG Bank NV 5/31/2022[1]	0.737		200,000	199,869
BNG Bank NV 6/6/2022[1]	0.602		200,000	199,837
BNP Paribas, New York Branch 5/2/2022[1]	0.378		250,000	249,992
BNP Paribas, New York Branch 5/4/2022[1]	0.345		100,000	99,994
BNP Paribas, New York Branch 5/5/2022	0.240		50,000	49,997
BNP Paribas, New York Branch 5/10/2022[1]	0.413		200,000	199,970
BNP Paribas, New York Branch 5/11/2022[1]	0.445		100,000	99,983
BNP Paribas, New York Branch 5/16/2022[1]	0.525		200,000	199,947
BofA Securities, Inc. 5/16/2022[1]	0.600		100,000	99,970
British Columbia (Province of) 5/3/2022	0.460		10,750	10,750
British Columbia (Province of) 5/5/2022	0.460		24,500	24,499
British Columbia (Province of) 5/9/2022	0.370		37,375	37,371
British Columbia (Province of) 6/21/2022	0.750		61,400	61,332

Capital Group Central Cash Fund	3

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
British Columbia (Province of) 7/13/2022	0.760%	USD	124,000	$123,763
British Columbia (Province of) 7/15/2022	0.760		40,000	39,920
British Columbia (Province of) 7/28/2022	1.150		59,500	59,347
CAFCO, LLC 6/15/2022[1]	0.950		75,000	74,913
CAFCO, LLC 6/22/2022[1]	0.950		75,000	74,895
CAFCO, LLC 6/23/2022[1]	0.950		50,000	49,927
Caisse d’Amortissement de la Dette Sociale 5/9/2022	0.346		200,000	199,973
Caisse d’Amortissement de la Dette Sociale 5/23/2022	0.577		350,000	349,837
Caisse d’Amortissement de la Dette Sociale 6/1/2022	0.669		75,000	74,946
Caisse d’Amortissement de la Dette Sociale 6/8/2022	0.750		100,000	99,908
Caisse d’Amortissement de la Dette Sociale 6/13/2022	0.790		32,000	31,966
Caisse d’Amortissement de la Dette Sociale 6/21/2022	0.900		77,500	77,398
Caisse d’Amortissement de la Dette Sociale 6/27/2022	0.945		175,000	174,733
Caisse d’Amortissement de la Dette Sociale 6/28/2022	1.000		173,300	173,030
Caisse d’Amortissement de la Dette Sociale 7/21/2022	1.118		150,000	149,581
Caisse des Dépôts et Consignations 6/10/2022	0.709		100,000	99,903
Caisse des Dépôts et Consignations 6/22/2022	0.763		300,000	299,575
Canada Bill 5/10/2022	0.350		100,000	99,987
Canadian Imperial Bank of Commerce 5/16/2022[1]	0.249		50,000	49,987
Canadian Imperial Holdings, Inc. 5/4/2022[1]	0.320		200,000	199,988
Chariot Funding, LLC 5/2/2022[1]	0.310		50,000	49,999
Chariot Funding, LLC 5/5/2022[1]	0.360		50,000	49,997
Chariot Funding, LLC 6/3/2022[1]	0.700		19,000	18,985
CHARTA, LLC 5/2/2022[1]	0.300		50,000	49,999
CHARTA, LLC 5/23/2022[1]	0.750		100,000	99,954
CHARTA, LLC 5/25/2022[1]	0.750		98,000	97,949
CHARTA, LLC 6/22/2022[1]	0.950		100,000	99,859
Citigroup Global Markets, Inc. 6/15/2022[1]	0.750		20,000	19,974
Coca-Cola Co. 5/2/2022[1]	0.350		150,000	149,996
Coca-Cola Co. 5/19/2022[1]	0.510		144,000	143,957
Colgate-Palmolive Co. 5/4/2022[1]	0.390		75,000	74,996
Commonwealth Bank of Australia 5/16/2022[1]	0.198		50,000	49,985
Commonwealth Bank of Australia 7/11/2022[1]	0.890		150,000	149,686
Commonwealth Bank of Australia 7/12/2022[1]	0.843		150,000	149,678
Coöperatieve Rabobank UA 5/4/2022	0.330		250,000	249,988
Coöperatieve Rabobank UA 5/9/2022	0.395		250,000	249,970
Coöperatieve Rabobank UA 5/13/2022	0.510		250,000	249,954
CRC Funding, LLC 5/6/2022[1]	0.240		25,000	24,998
CRC Funding, LLC 5/16/2022[1]	0.650		15,500	15,495
Crédit Agricole Corporate and Investment Bank, New York Branch 5/2/2022	0.310		300,000	299,992
Crédit Agricole Corporate and Investment Bank, New York Branch 5/6/2022	0.310		13,200	13,199
Crédit Agricole Corporate and Investment Bank, New York Branch 5/11/2022	0.440		150,000	149,977
Crédit Agricole Corporate and Investment Bank, New York Branch 5/16/2022	0.490		150,000	149,963
Crédit Agricole Corporate and Investment Bank, New York Branch 5/18/2022	0.570		100,000	99,971
Crédit Agricole Corporate and Investment Bank, New York Branch 5/23/2022	0.556		250,000	249,900
Crédit Agricole Corporate and Investment Bank, New York Branch 5/25/2022	0.505		100,000	99,955
Crédit Agricole Corporate and Investment Bank, New York Branch 6/13/2022	0.680		100,000	99,836
Crédit Agricole Corporate and Investment Bank, New York Branch 6/23/2022	0.900		75,000	74,916
Crédit Agricole Corporate and Investment Bank, New York Branch 7/5/2022	0.865		75,000	74,886
DBS Bank, Ltd. 5/4/2022[1]	0.326		69,000	68,996
DBS Bank, Ltd. 5/6/2022[1]	0.380		269,000	268,977
DBS Bank, Ltd. 5/23/2022[1]	0.650		100,000	99,953
DBS Bank, Ltd. 6/1/2022[1]	0.700		20,000	19,986
DBS Bank, Ltd. 6/23/2022[1]	0.890		87,000	86,880
DBS Bank, Ltd. 7/26/2022[1]	1.197		100,000	99,705
DNB Bank ASA 5/5/2022[1]	0.315		50,000	49,997

Capital Group Central Cash Fund	4

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
DNB Bank ASA 5/9/2022[1]	0.375%	USD	50,000	$49,994
DNB Bank ASA 5/10/2022[1]	0.400		150,000	149,979
DNB Bank ASA 5/11/2022[1]	0.500		18,900	18,897
DNB Bank ASA 5/19/2022[1]	0.450		75,000	74,976
DNB Bank ASA 6/1/2022[1]	0.240		100,000	99,935
DNB Bank ASA 6/3/2022[1]	0.555		200,100	199,957
DNB Bank ASA 6/9/2022[1]	0.630		50,000	49,955
DNB Bank ASA 6/13/2022[1]	0.635		125,000	124,870
DNB Bank ASA 6/21/2022[1]	0.755		50,000	49,933
DNB Bank ASA 6/29/2022[1]	0.695		550,000	549,078
DNB Bank ASA 6/30/2022[1]	0.680		150,000	149,743
Eli Lilly and Co. 5/5/2022[1]	0.350		100,000	99,994
Eli Lilly and Co. 5/18/2022[1]	0.400		200,000	199,943
Equinor ASA 5/2/2022[1]	0.340		733,450	733,427
EssilorLuxottica 5/10/2022[1]	0.396		50,000	49,993
EssilorLuxottica 5/16/2022[1]	0.445		40,000	39,990
EssilorLuxottica 5/24/2022[1]	0.630		42,000	41,983
European Investment Bank 7/1/2022	0.914		250,000	249,600
European Investment Bank 7/21/2022	0.950		250,000	249,426
European Investment Bank 7/25/2022	0.949		250,000	249,383
Export Development Canada 5/6/2022	0.343		290,000	289,979
Export Development Canada 5/9/2022	0.368		205,000	204,976
Export Development Canada 5/10/2022	0.365		30,000	29,996
Export Development Canada 6/14/2022	0.745		100,000	99,910
Export Development Canada 6/17/2022	0.750		100,000	99,902
Export Development Canada 6/21/2022	0.770		50,000	49,945
Export Development Canada 6/22/2022	0.760		200,000	199,775
Export Development Canada 6/27/2022	0.790		50,000	49,936
Export Development Canada 7/5/2022	0.900		100,000	99,844
Export Development Canada 7/6/2022	0.930		200,000	199,681
Export Development Canada 7/11/2022	0.850		50,000	49,910
Export Development Canada 7/19/2022	0.940		100,000	99,788
Export Development Canada 7/20/2022	0.906		180,000	179,610
ExxonMobil Corp. 5/2/2022	0.300		125,000	124,997
ExxonMobil Corp. 5/6/2022	0.310		100,000	99,993
Fairway Finance Co. LLC 5/26/2022[1]	0.550		50,000	49,972
FMS Wertmanagement 5/13/2022[1]	0.494		100,000	99,978
FMS Wertmanagement 5/18/2022[1]	0.500		75,000	74,975
FMS Wertmanagement 5/20/2022[1]	0.500		65,000	64,975
FMS Wertmanagement 5/23/2022[1]	0.530		50,000	49,977
FMS Wertmanagement 7/14/2022[1]	0.980		50,000	49,880
FMS Wertmanagement 7/28/2022[1]	1.230		50,000	49,846
Gotham Funding Corp. 5/16/2022[1]	0.700		14,970	14,965
Gotham Funding Corp. 6/1/2022[1]	0.700		50,000	49,964
Gotham Funding Corp. 7/6/2022[1]	1.020		75,000	74,842
Gotham Funding Corp. 7/15/2022[1]	1.080		66,700	66,527
Gotham Funding Corp. 7/18/2022[1]	1.100		100,000	99,724
Gotham Funding Corp. 7/25/2022[1]	1.200		75,000	74,762
Henkel of America, Inc. 6/2/2022[1]	0.650		43,000	42,969
Hydro-Québec 5/4/2022[1]	0.310		100,000	99,995
Hydro-Québec 5/5/2022[1]	0.350		350,000	349,979
Hydro-Québec 5/6/2022[1]	0.330		350,000	349,974
Hydro-Québec 5/10/2022[1]	0.350		200,000	199,973
Hydro-Québec 5/11/2022[1]	0.330		150,000	149,977
Hydro-Québec 5/19/2022[1]	0.550		50,000	49,985
Hydro-Québec 5/24/2022[1]	0.620		50,000	49,980
ING (U.S.) Funding, LLC 5/3/2022[1]	0.350		105,000	104,996
ING (U.S.) Funding, LLC 5/4/2022[1]	0.343		291,000	290,984
ING (U.S.) Funding, LLC 5/6/2022	0.330		150,000	149,988
ING (U.S.) Funding, LLC 5/9/2022	0.350		150,000	149,980
ING (U.S.) Funding, LLC 6/7/2022	0.900		100,000	99,915
ING (U.S.) Funding, LLC 8/1/2022	1.250		150,000	149,484
ING (U.S.) Funding, LLC 8/4/2022[1]	1.190		75,000	74,729
ING (U.S.) Funding, LLC 8/5/2022[1]	1.250		100,000	99,633
International Bank for Reconstruction and Development 6/13/2022	0.600		150,000	149,907
KfW 5/2/2022[1]	0.410		75,000	74,998

Capital Group Central Cash Fund	5

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
KfW 5/4/2022[1]	0.400%	USD	250,000	$249,986
KfW 5/6/2022[1]	0.350		50,000	49,996
KfW 5/11/2022[1]	0.490		75,000	74,989
KfW 5/12/2022[1]	0.469		150,000	149,976
KfW 5/26/2022[1]	0.520		50,000	49,979
KfW 6/27/2022[1]	0.807		135,000	134,805
KfW 7/6/2022[1]	0.855		116,000	115,816
KfW 7/22/2022[1]	1.050		60,000	59,840
KfW 7/25/2022[1]	0.980		50,000	49,858
Komatsu Finance America, Inc. 5/13/2022[1]	0.500		40,000	39,992
Liberty Street Funding, LLC 5/2/2022[1]	0.320		50,000	49,999
Liberty Street Funding, LLC 5/10/2022[1]	0.380		50,000	49,992
Liberty Street Funding, LLC 5/16/2022[1]	0.500		150,000	149,956
Liberty Street Funding, LLC 5/18/2022[1]	0.500		50,000	49,983
Liberty Street Funding, LLC 5/19/2022[1]	0.500		50,000	49,982
Liberty Street Funding, LLC 6/27/2022[1]	0.980		50,000	49,920
Liberty Street Funding, LLC 6/29/2022[1]	0.980		50,000	49,916
Liberty Street Funding, LLC 6/30/2022[1]	0.980		50,000	49,914
Liberty Street Funding, LLC 7/25/2022[1]	1.200		50,000	49,852
Linde, Inc. 5/2/2022	0.321		139,800	139,796
LMA-Americas, LLC 5/16/2022[1]	0.550		50,000	49,984
LMA-Americas, LLC 6/3/2022[1]	0.660		47,000	46,963
Longship Funding, LLC 5/4/2022[1]	0.360		200,000	199,988
Longship Funding, LLC 5/6/2022[1]	0.370		576,000	575,947
Longship Funding, LLC 5/9/2022[1]	0.416		175,000	174,974
Longship Funding, LLC 5/11/2022[1]	0.420		50,000	49,990
Longship Funding, LLC 5/16/2022[1]	0.600		140,000	139,956
Longship Funding, LLC 5/18/2022[1]	0.580		75,000	74,973
Longship Funding, LLC 5/23/2022[1]	0.670		75,000	74,962
Longship Funding, LLC 6/6/2022[1]	0.620		150,000	149,854
LVMH Moët Hennessy Louis Vuitton, Inc. 5/12/2022[1]	0.551		25,000	24,996
LVMH Moët Hennessy Louis Vuitton, Inc. 5/16/2022[1]	0.470		66,000	65,983
LVMH Moët Hennessy Louis Vuitton, Inc. 5/18/2022[1]	0.485		66,250	66,230
LVMH Moët Hennessy Louis Vuitton, Inc. 6/16/2022[1]	0.700		50,000	49,950
LVMH Moët Hennessy Louis Vuitton, Inc. 6/21/2022[1]	0.720		11,100	11,087
LVMH Moët Hennessy Louis Vuitton, Inc. 6/22/2022[1]	0.760		52,350	52,288
LVMH Moët Hennessy Louis Vuitton, Inc. 6/24/2022[1]	0.800		35,000	34,956
Manhattan Asset Funding Company, LLC 5/4/2022[1]	0.280		75,000	74,996
Manhattan Asset Funding Company, LLC 5/9/2022[1]	0.310		100,000	99,987
Manhattan Asset Funding Company, LLC 5/20/2022[1]	0.550		30,000	29,988
Manhattan Asset Funding Company, LLC 5/25/2022[1]	0.500		100,000	99,952
Manhattan Asset Funding Company, LLC 7/5/2022[1]	0.950		50,000	49,907
Mizuho Bank, Ltd. 5/2/2022[1]	0.285		200,000	199,994
Mizuho Bank, Ltd. 5/5/2022[1]	0.325		200,000	199,987
Mizuho Bank, Ltd. 5/9/2022[1]	0.345		200,000	199,975
Mizuho Bank, Ltd. 5/24/2022[1]	0.250		75,000	74,967
Mizuho Bank, Ltd. 5/27/2022[1]	0.498		125,000	124,936
Mizuho Bank, Ltd. 6/6/2022[1]	0.640		150,000	149,878
Mizuho Bank, Ltd. 6/9/2022[1]	0.645		100,000	99,909
Mizuho Bank, Ltd. 6/15/2022[1]	0.845		50,000	49,944
Mizuho Bank, Ltd. 7/11/2022[1]	0.975		100,000	99,775
Mizuho Bank, Ltd. 7/18/2022[1]	1.026		275,000	274,286
Mizuho Bank, Ltd. 7/21/2022[1]	1.145		50,000	49,862
Mizuho Bank, Ltd. 7/22/2022[1]	0.995		75,000	74,789
Mizuho Bank, Ltd. 7/25/2022[1]	1.175		50,000	49,852
National Australia Bank, Ltd. 7/11/2022[1]	0.898		671,000	669,570
National Australia Bank, Ltd. 7/18/2022[1]	0.900		600,000	598,487
National Australia Bank, Ltd. 7/19/2022[1]	0.950		75,000	74,806
National Australia Bank, Ltd. 7/25/2022[1]	0.940		275,000	274,190
Nederlandse Waterschapsbank NV 5/9/2022[1]	0.364		500,000	499,930
Nederlandse Waterschapsbank NV 7/25/2022[1]	1.127		250,000	249,275
Nederlandse Waterschapsbank NV 7/28/2022[1]	1.208		90,000	89,728
Nestlé Capital Corp. 5/19/2022[1]	0.520		60,000	59,982
Nestlé Finance International, Ltd. 5/3/2022[1]	0.350		86,300	86,297
Nestlé Finance International, Ltd. 5/12/2022[1]	0.400		150,000	149,974
Nestlé Finance International, Ltd. 5/13/2022[1]	0.600		42,000	41,990

Capital Group Central Cash Fund	6

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Nestlé Finance International, Ltd. 5/17/2022[1]	0.500%	USD	75,000	$74,980
Nestlé Finance International, Ltd. 5/18/2022[1]	0.580		86,200	86,175
Nestlé Finance International, Ltd. 5/25/2022[1]	0.600		107,000	106,954
Nestlé Finance International, Ltd. 5/26/2022[1]	0.650		41,000	40,981
Nestlé Finance International, Ltd. 5/31/2022[1]	0.640		130,200	130,126
Nordea Bank AB 6/21/2022[1]	0.855		300,000	299,626
Nordea Bank AB 6/28/2022[1]	0.715		50,000	49,922
Novartis Finance Corp. 5/9/2022[1]	0.380		99,700	99,688
Novartis Finance Corp. 6/6/2022[1]	0.590		200,000	199,859
Novartis Finance Corp. 6/10/2022[1]	0.590		100,000	99,919
NRW.Bank 5/3/2022[1]	0.410		250,000	249,988
NRW.Bank 5/4/2022[1]	0.410		250,000	249,983
NRW.Bank 5/5/2022[1]	0.311		200,000	199,983
NRW.Bank 5/6/2022[1]	0.342		300,000	299,968
NRW.Bank 6/3/2022[1]	0.695		193,000	192,870
Oesterreich Kontrollbank 5/6/2022	0.310		193,000	192,984
Oesterreich Kontrollbank 6/27/2022	0.820		50,000	49,928
Old Line Funding, LLC 5/11/2022[1]	0.342		100,000	99,982
Old Line Funding, LLC 5/12/2022[1]	0.300		30,000	29,994
Old Line Funding, LLC 5/24/2022[1]	0.520		80,000	79,961
Old Line Funding, LLC 6/8/2022[1]	0.600		59,800	59,744
Old Line Funding, LLC 7/6/2022[1]	0.870		15,000	14,975
Ontario (Province of) 5/5/2022	0.300		150,000	149,991
Ontario (Province of) 6/8/2022	0.700		200,000	199,844
Ontario (Province of) 7/25/2022	0.940		200,000	199,523
Ontario (Province of) 7/27/2022	0.970		125,000	124,690
PepsiCo, Inc. 5/9/2022[1]	0.443		50,000	49,994
PepsiCo, Inc. 6/13/2022[1]	0.510		50,000	49,956
Procter & Gamble Co. 5/3/2022[1]	0.210		200,000	199,993
Procter & Gamble Co. 5/5/2022[1]	0.220		28,000	27,998
Procter & Gamble Co. 7/18/2022[1]	0.860		150,000	149,695
Procter & Gamble Co. 7/19/2022[1]	0.860		150,000	149,689
Prudential Funding, LLC 5/2/2022	0.350		40,000	39,999
Prudential Funding, LLC 5/4/2022	0.350		25,000	24,999
Québec (Province of) 5/6/2022[1]	0.320		100,000	99,993
Québec (Province of) 5/12/2022[1]	0.390		150,000	149,975
Québec (Province of) 6/1/2022[1]	0.573		150,000	149,913
Roche Holdings, Inc. 5/2/2022[1]	0.310		120,000	119,997
Roche Holdings, Inc. 5/9/2022[1]	0.450		43,000	42,995
Royal Bank of Canada 6/15/2022[1]	1.000		100,000	99,889
Royal Bank of Canada 6/22/2022[1]	0.720		156,000	155,769
Sanofi 6/27/2022[1]	0.722		515,000	514,334
Sanofi 6/29/2022[1]	0.730		250,000	249,660
Siemens Capital Co., LLC 5/3/2022[1]	0.320		35,000	34,999
Siemens Capital Co., LLC 5/6/2022[1]	0.300		100,000	99,993
Siemens Capital Co., LLC 5/10/2022[1]	0.346		100,000	99,987
Siemens Capital Co., LLC 6/21/2022[1]	0.690		200,000	199,781
Siemens Capital Co., LLC 7/1/2022[1]	0.760		100,000	99,860
Société Générale 5/2/2022[1]	0.205		75,000	74,998
Starbird Funding Corp. 5/2/2022[1]	0.320		200,000	199,995
Starbird Funding Corp. 5/4/2022[1]	0.320		80,000	79,996
Starbird Funding Corp. 5/6/2022[1]	0.317		50,000	49,996
Starbird Funding Corp. 5/10/2022[1]	0.360		50,000	49,992
Starbird Funding Corp. 5/12/2022[1]	0.500		100,000	99,980
Sumitomo Mitsui Banking Corp. 6/15/2022[1]	0.905		75,000	74,898
Sumitomo Mitsui Banking Corp. 6/21/2022[1]	0.828		450,000	449,235
Sumitomo Mitsui Banking Corp. 6/23/2022[1]	0.800		200,000	199,636
Sumitomo Mitsui Banking Corp. 6/27/2022[1]	0.800		200,000	199,585
Sumitomo Mitsui Banking Corp. 6/30/2022[1]	0.796		100,000	99,778
Sumitomo Mitsui Banking Corp. 7/1/2022[1]	0.774		50,000	49,887
Sumitomo Mitsui Banking Corp. 7/5/2022[1]	0.800		100,000	99,759
Sumitomo Mitsui Banking Corp. 7/6/2022[1]	0.800		75,000	74,816
Sumitomo Mitsui Trust Bank, Ltd. 5/6/2022[1]	0.370		100,000	99,993
Sumitomo Mitsui Trust Bank, Ltd. 5/13/2022[1]	0.450		40,000	39,992
Sumitomo Mitsui Trust Bank, Ltd. 5/16/2022[1]	0.680		100,000	99,975
Sumitomo Mitsui Trust Bank, Ltd. 5/18/2022[1]	0.680		50,000	49,985

Capital Group Central Cash Fund	7

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Sumitomo Mitsui Trust Bank, Ltd. 5/19/2022[1]	0.660%	USD	75,000	$74,977
Sumitomo Mitsui Trust Bank, Ltd. 5/23/2022[1]	0.675		325,000	324,867
Sumitomo Mitsui Trust Bank, Ltd. 5/27/2022[1]	0.679		50,000	49,974
Sumitomo Mitsui Trust Bank, Ltd. 6/1/2022[1]	0.710		75,000	74,951
Sumitomo Mitsui Trust Bank, Ltd. 6/22/2022[1]	0.815		200,000	199,711
Sumitomo Mitsui Trust Bank, Ltd. 6/27/2022[1]	0.870		250,000	249,581
Sumitomo Mitsui Trust Bank, Ltd. 7/19/2022[1]	1.040		225,000	224,395
Sumitomo Mitsui Trust Bank, Ltd. 7/20/2022[1]	1.080		200,000	199,452
Suncorp Metway, Ltd. 7/13/2022[1]	1.020		50,000	49,867
Svenska Handelsbanken, Inc. 5/2/2022[1]	0.200		50,000	49,999
Svenska Handelsbanken, Inc. 5/31/2022[1]	0.260		50,000	49,970
Svenska Handelsbanken, Inc. 6/2/2022[1]	0.300		50,000	49,967
Svenska Handelsbanken, Inc. 7/5/2022[1]	0.880		150,000	149,720
Swedish Export Credit Corp. 5/4/2022	0.316		200,000	199,990
Swedish Export Credit Corp. 5/5/2022	0.491		100,000	99,994
Swedish Export Credit Corp. 5/17/2022	0.497		50,000	49,987
Swedish Export Credit Corp. 5/23/2022	0.482		150,000	149,943
Swedish Export Credit Corp. 6/27/2022	0.717		100,000	99,872
Target Corp. 5/9/2022[1]	0.350		72,200	72,193
Thunder Bay Funding, LLC 5/11/2022[1]	0.346		50,000	49,991
Thunder Bay Funding, LLC 5/16/2022[1]	0.350		75,000	74,978
Thunder Bay Funding, LLC 6/6/2022[1]	0.750		50,000	49,958
Thunder Bay Funding, LLC 6/16/2022[1]	0.600		68,663	68,583
Thunder Bay Funding, LLC 7/6/2022[1]	0.870		75,000	74,877
Toronto-Dominion Bank 5/11/2022[1]	0.350		300,000	299,953
Toronto-Dominion Bank 5/16/2022[1]	0.249		50,000	49,987
Toronto-Dominion Bank 6/28/2022[1]	0.840		200,000	199,668
Toronto-Dominion Bank 6/30/2022[1]	1.000		100,000	99,826
Toronto-Dominion Bank 7/6/2022[1]	0.840		300,000	299,401
Toronto-Dominion Bank 7/7/2022[1]	0.840		75,000	74,847
Toronto-Dominion Bank 7/18/2022[1]	0.900		250,000	249,362
Toronto-Dominion Bank 7/19/2022[1]	0.941		141,740	141,371
Toronto-Dominion Bank 7/25/2022[1]	1.050		250,000	249,274
Toyota Credit Canada, Inc. 8/15/2022	1.230		50,000	49,787
Toyota Credit Canada, Inc. 8/29/2022	1.500		100,000	99,488
Toyota Industries Commercial Finance, Inc. 5/6/2022[1]	0.355		40,000	39,996
Toyota Industries Commercial Finance, Inc. 5/9/2022[1]	0.410		8,400	8,399
Toyota Industries Commercial Finance, Inc. 6/22/2022[1]	0.800		25,000	24,966
Toyota Motor Credit Corp. 5/16/2022	0.820		45,000	44,986
Toyota Motor Credit Corp. 5/18/2022	0.800		100,000	99,963
Toyota Motor Credit Corp. 5/19/2022	0.800		75,000	74,970
Toyota Motor Credit Corp. 6/9/2022	0.750		300,000	299,719
United Overseas Bank, Ltd. 7/26/2022[1]	1.187		150,000	149,565
Victory Receivables Corp. 5/2/2022[1]	0.339		260,000	259,992
Victory Receivables Corp. 5/3/2022[1]	0.320		100,000	99,996
Victory Receivables Corp. 5/5/2022[1]	0.330		10,000	9,999
Victory Receivables Corp. 5/9/2022[1]	0.540		64,185	64,176
Victory Receivables Corp. 5/11/2022[1]	0.750		25,000	24,996
Victory Receivables Corp. 5/13/2022[1]	0.510		64,750	64,736
Victory Receivables Corp. 6/14/2022[1]	0.760		75,000	74,910
Victory Receivables Corp. 6/21/2022[1]	0.950		75,000	74,889
Victory Receivables Corp. 6/22/2022[1]	0.950		50,000	49,924
Victory Receivables Corp. 6/30/2022[1]	1.000		25,000	24,953
Victory Receivables Corp. 7/1/2022[1]	1.000		150,000	149,712
Victory Receivables Corp. 7/6/2022[1]	1.030		75,000	74,839
Victory Receivables Corp. 7/7/2022[1]	0.980		50,000	49,890
Victory Receivables Corp. 7/14/2022[1]	1.040		100,000	99,746
Victory Receivables Corp. 7/22/2022[1]	1.200		75,000	74,778
Wal-Mart Stores, Inc. 5/2/2022[1]	0.332		241,200	241,193
Wal-Mart Stores, Inc. 5/3/2022[1]	0.357		150,000	149,994
Wal-Mart Stores, Inc. 5/4/2022[1]	0.360		100,000	99,995
Wal-Mart Stores, Inc. 5/9/2022[1]	0.356		278,150	278,116
Wal-Mart Stores, Inc. 5/23/2022[1]	0.600		151,250	151,192

Capital Group Central Cash Fund	8

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Wal-Mart Stores, Inc. 6/6/2022[1]	0.652%	USD	230,000	$229,840
Westpac Banking Corp. 6/6/2022[1]	0.300		50,000	49,958
Westpac Banking Corp. 7/15/2022[1]	0.970		22,000	21,948
				47,951,237

Repurchase agreements 17.07%
Overnight repurchase agreements*			26,350,000	26,350,000

Federal agency bills & notes 14.64%
Discount bills & notes 14.42%
Federal Farm Credit Banks 5/3/2022	0.230		25,000	25,000
Federal Farm Credit Banks 5/25/2022	0.425		95,500	95,474
Federal Farm Credit Banks 6/27/2022	0.500		230,000	229,745
Federal Home Loan Bank 5/2/2022	0.238		437,000	437,000
Federal Home Loan Bank 5/3/2022	0.213		100,000	99,999
Federal Home Loan Bank 5/4/2022	0.222		438,525	438,516
Federal Home Loan Bank 5/5/2022	0.240		100,000	99,997
Federal Home Loan Bank 5/6/2022	0.251		375,000	374,985
Federal Home Loan Bank 5/11/2022	0.314		30,000	29,997
Federal Home Loan Bank 5/13/2022	0.310		750,000	749,915
Federal Home Loan Bank 5/16/2022	0.320		300,000	299,956
Federal Home Loan Bank 5/17/2022	0.293		300,000	299,953
Federal Home Loan Bank 5/18/2022	0.305		135,000	134,977
Federal Home Loan Bank 5/20/2022	0.300		196,700	196,661
Federal Home Loan Bank 5/23/2022	0.302		1,200,000	1,199,720
Federal Home Loan Bank 5/24/2022	0.330		99,800	99,776
Federal Home Loan Bank 5/25/2022	0.332		428,600	428,488
Federal Home Loan Bank 5/26/2022	0.365		500,000	499,864
Federal Home Loan Bank 5/27/2022	0.363		2,007,000	2,006,429
Federal Home Loan Bank 5/31/2022	0.342		700,000	699,780
Federal Home Loan Bank 6/1/2022	0.382		770,327	770,077
Federal Home Loan Bank 6/3/2022	0.434		900,000	899,688
Federal Home Loan Bank 6/6/2022	0.370		36,900	36,884
Federal Home Loan Bank 6/7/2022	0.504		230,000	229,896
Federal Home Loan Bank 6/8/2022	0.572		339,400	339,243
Federal Home Loan Bank 6/10/2022	0.478		610,000	609,663
Federal Home Loan Bank 6/13/2022	0.548		275,000	274,836
Federal Home Loan Bank 6/14/2022	0.400		450,000	449,693
Federal Home Loan Bank 6/15/2022	0.556		1,046,400	1,045,669
Federal Home Loan Bank 6/17/2022	0.552		2,814,700	2,812,645
Federal Home Loan Bank 6/22/2022	0.630		1,938,300	1,936,565
Federal Home Loan Bank 6/24/2022	0.711		623,700	623,064
Federal Home Loan Bank 6/27/2022	0.660		847,500	846,587
Federal Home Loan Bank 6/29/2022	0.596		450,000	449,498
Federal Home Loan Bank 6/30/2022	0.745		250,000	249,679
Federal Home Loan Bank 7/1/2022	0.617		595,000	594,314
Federal Home Loan Bank 7/8/2022	0.698		138,500	138,314
Federal Home Loan Bank 7/11/2022	0.770		888,700	887,395
Federal Home Loan Bank 7/25/2022	0.840		200,000	199,603
Federal Home Loan Bank 7/27/2022	0.889		69,000	68,860
Federal Home Loan Bank 7/28/2022	0.870		95,600	95,404
Federal Home Loan Bank 12/8/2022	1.576		250,000	247,559
				22,251,368

Capital Group Central Cash Fund	9

Short-term securities (continued)	Coupon rate	Principal amount (000)		Value (000)
Interest bearing bills & notes 0.22%
Federal Home Loan Bank (USD-SOFR + 0.01%) 8/2/2022[2]	0.290%	USD	100,000	$100,044
Federal Home Loan Bank (USD-SOFR + 0.01%) 8/4/2022[2]	0.290		50,000	49,993
Federal Home Loan Bank (USD-SOFR + 0.01%) 8/5/2022[2]	0.290		200,000	199,971
				350,008

Total federal agency bills & notes				22,601,376

	Interest rate
Certificates of deposit 0.07%
Oversea-Chinese Banking Corp., Ltd. 5/2/2022	0.330		100,000	100,000

Total short-term securities (cost: $151,821,854,000)				151,810,401

Bonds, notes & other debt instruments 1.29%
U.S. Treasury bonds & notes 1.29%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.055%) 0.947% 2022[2]			100,000	100,144
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.029%) 0.921% 2023[2]			834,800	836,733
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.034%) 0.926% 2023[2]			700,000	701,663
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.049%) 0.941% 2023[2]			350,000	350,730

Total bonds, notes & other debt instruments (cost: $1,984,915,000)				1,989,270
Total investment securities 99.65% (cost: $153,806,769,000)				153,799,671
Other assets less liabilities 0.35%				541,107

Net assets 100.00%				$154,340,778

*	Repurchase agreements

							Repurchase
							agreement
					Collateral	Repurchase	proceeds
					received,	agreement,	to be
	Lending	Settlement	Maturity		at value	at value	received
Counterparty	rate	date	date	Collateralized by	(000)	(000)	(000)
BofA Securities	0.30%	4/29/2022	5/2/2022	U.S. Treasury 0.625% 2024	$51,000	$50,000	$50,001
JPMorgan Securities	0.30	4/29/2022	5/2/2022	U.S. Treasury 0%-2.75% 2022-2031	1,122,000	1,100,000	1,100,028
New York Federal Reserve	0.30	4/29/2022	5/2/2022	U.S. Treasury 0.125%-2.00% 2023-2026	24,600,615	24,600,000	24,600,615
RBC Dominion Securities	0.30	4/29/2022	5/2/2022	U.S. Treasury 0%-7.25% 2022-2031	102,000	100,000	100,003
Societe Generale Bank	0.30	4/29/2022	5/2/2022	U.S. Treasury 0%-7.625% 2022-2031	510,000	500,000	500,013
					$26,385,615	$26,350,000	$26,350,660

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,867,249,000, which represented 23.89% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

See notes to financial statements.

Capital Group Central Cash Fund	10

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2022	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $127,456,769)		$127,449,671
Repurchase agreements (cost: $26,350,000)		26,350,000
Cash		2,862,864
Receivables for:
Sales of fund’s shares	$1,569,485
Interest	3,924	1,573,409
		158,235,944
Liabilities:
Payables for:
Purchases of investments	1,469,397
Repurchases of fund’s shares	2,424,481
Dividends on fund’s shares	1,025
Trustees’ deferred compensation	194
Other	69	3,895,166
Net assets at April 30, 2022		$154,340,778

Net assets consist of:
Capital paid in on shares of beneficial interest		$154,347,704
Total accumulated loss		(6,926)
Net assets at April 30, 2022		$154,340,778

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,543,407 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$154,340,778	1,543,407	$100.00

See notes to financial statements.

Capital Group Central Cash Fund	11

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2022	(dollars in thousands)

Investment income:
Income:
Interest		$114,457
Fees and expenses:
Reports to shareholders	$6
Registration statement and prospectus	1
Trustees’ compensation	83
Auditing and legal	30
Custodian	135
Other	15	270
Net investment income		114,187

Net realized gain and unrealized depreciation:
Net realized gain on investments		2
Net unrealized depreciation on investments		(5,738)
Net realized gain and unrealized depreciation		(5,736)

Net increase in net assets resulting from operations		$108,451

Statements of changes in net assets
	(dollars in thousands)

	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$114,187	$92,046
Net realized gain (loss)	2	(327)
Net unrealized depreciation	(5,738)	(5,199)
Net increase in net assets resulting from operations	108,451	86,520

Distributions paid or accrued to shareholders	(113,774)	(91,959)

Net capital share transactions	41,878,702	(8,029,779)

Total increase (decrease) in net assets	41,873,379	(8,035,218)

Net assets:
Beginning of period	112,467,399	120,502,617
End of period	$154,340,778	$112,467,399

*	Unaudited.

See notes to financial statements.

Capital Group Central Cash Fund	12

Notes to financial statements	unaudited

1. Organization

Capital Group Central Fund Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is an institutional prime money market fund with a floating net asset value.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Capital Group Central Cash Fund	13

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

At April 30, 2022, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline, sometimes rapidly or unpredictably, due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing outside the U.S. — The fund invests in commercial paper and other short-term bank obligations that are issued by entities domiciled outside the U.S., or with significant operations or revenues outside the U.S. Such securities may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate or generate revenue. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper.

Capital Group Central Cash Fund	14

As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Financial services risk — A significant portion of the fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this industry sector. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

Capital Group Central Cash Fund	15

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$322
Capital loss carryforward*	(327)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$5,317
Gross unrealized depreciation on investments	(12,415)
Net unrealized depreciation on investments	(7,098)
Cost of investments	153,806,769

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2022	Year ended October 31, 2021
Class M	$113,774	$91,959

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Capital Group Central Cash Fund	16

Security transactions with related funds — The fund purchased securities from other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2022, the fund engaged in such purchase transactions with related funds in the amount of $74,985,000.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class M	$217,608,559	2,176,036	$111,565	1,116	$(175,841,422)	(1,758,372)	$41,878,702	418,780

Year ended October 31, 2021

Class M	$379,766,850	3,797,330	$91,541	916	$(387,888,170)	(3,878,543)	$(8,029,779)	(80,297)

Capital Group Central Cash Fund	17

Financial highlights

		Income from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return		Net assets, end of year (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class M:
4/30/2022[2,3]	$100.00	$.09	$(.01)	$.08	$(.08)	$100.00	.09%[4]		$154,341	—%[5,6]		.18%[6]
10/31/2021	100.01	.08	(.01)	.07	(.08)	100.00	.06		112,467	—	[5]	.08
10/31/2020	100.01	.77	.06	.83	(.83)	100.01	.83		120,503	—	[5]	.77
10/31/2019[2,7]	100.00	1.60	.01	1.61	(1.60)	100.01	1.62	[4]	119,761	—	[5,6]	2.31	[6]

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Amount less than .01%.
[6]	Annualized.
[7]	Class M shares began investment operations on February 22, 2019.

See notes to financial statements.

Capital Group Central Cash Fund	18

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2021, through April 30, 2022).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1]		Annualized expense ratio
Class M – actual return	$1,000.00	$1,000.90	$0.00	[2]	—%[3]
Class M – assumed 5% return	1,000.00	1,024.79	0.00	[2]	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%.

Capital Group Central Cash Fund	19

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2021, while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee noted that the fund is primarily used as a centralized cash management vehicle for other funds advised by CRMC and its affiliates, and as such the fund does not pay an advisory fee. They considered the limited other expenses borne by the fund and concluded that those expenses were fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for amounts paid by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the American Funds and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of other amounts paid by the fund.

Capital Group Central Cash Fund	20

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital Group Central Cash Fund	21

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Distributor
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Capital Group Central Cash Fund	22

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on capitalgroup.com or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Group Central Cash Fund files a complete list of its portfolio holdings with the SEC monthly on Form N-MFP. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital Group Central Cash Fund, but it also may be used as sales literature when preceded or accompanied by the fund’s registration statement, which gives details about charges, expenses, investment objectives and operating policies of the fund.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: June 30, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 30, 2022